Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid- in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit
Beginning Balance at Dec. 31, 2010	$ 4,587,928	$ 387,825	$ 44,178,569	$ (25,834)	$ (39,952,632)
Beginning Balance (in shares) at Dec. 31, 2010		19,391,319
Issuance of common stock, net (in shares)		39,461
Issuance of common stock, net	66,935	789	66,146
Issuance of common stock for acquisition of ExtraDev, Inc. (in shares)		82,352
Issuance of common stock for acquisition of ExtraDev, Inc.	274,233	1,648	272,585
Stock based payments, net of tax effect	283,565		283,565
Beneficial conversion feature	88,462		88,462
Other comprehensive loss	(84,854)			(84,854)
Elimination of derivative liabilities	3,505,914		3,505,914
Net loss	(3,222,146)				(3,222,146)
Ending Balance at Dec. 31, 2011	5,500,037	390,262	48,395,241	(110,688)	(43,174,778)
Ending Balance (in shares) at Dec. 31, 2011		19,513,132
Issuance of common stock, net (in shares)		2,017,127
Issuance of common stock, net	5,813,889	40,342	5,773,547
Stock based payments, net of tax effect	912,216		912,216
Beneficial conversion feature	215,584		215,584
Conversion of debt (in shares)		175,710
Conversion of debt	579,843	3,514	576,329
Other comprehensive loss	(17,195)			(17,195)
Net loss	(4,280,828)				(4,280,828)
Ending Balance at Dec. 31, 2012	$ 8,723,546	$ 434,118	$ 55,872,917	$ (127,883)	$ (47,455,606)
Ending Balance (in shares) at Dec. 31, 2012		21,705,969